Finance Costs, Net	12 Months Ended
Dec. 31, 2020
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Finance Costs, Net
Note 7: Finance Costs, Net
The components of finance costs, net, include interest expense (income) and other finance costs (income) as follows:

	Year ended December 31,

	2020	2019
Interest expense:
Debt	156	155
Derivative financial instruments - hedging activities	(1)	2
Other, net	14	18
Fair value gains on cash flow hedges, transfer from equity (see note 19)	(97)	(21)
Net foreign exchange losses on debt	97	21
Net interest expense - debt and other	169	175
Net interest expense - leases	10	7
Net interest expense - pension and other post-employment benefit plans	21	25
Interest income	(5)	(44)
Net interest expense	195	163

	Year ended December 31,

	2020	2019
Net (gains) losses due to changes in foreign currency exchange rates	(9)	37
Net (gains) losses on derivative instruments	(21)	7
Losses from redemption of debt securities	-	19
Other	-	2
Other finance (income) costs	(30)	65
Net (gains) losses due to changes in foreign currency exchange rates
Net (gains) losses due to changes in foreign currency exchange rates were principally comprised of amounts related to certain intercompany funding arrangements.
Net (gains) losses on derivative instruments
Net (gains) losses on derivative instruments were principally comprised of amounts relating to foreign exchange contracts and the ineffective portion of cash flow hedges (see note 19).
Losses from redemption of debt securities
Losses from redemption of debt securities primarily represent premiums incurred for early extinguishment of debt securities (see note 19).